COMMITMENTS AND CONTINGENCIES (Details) (OCS [Member], USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014
OCS [Member]
Long-term Purchase Commitment [Line Items]
Royalty rates	3.50%
Percent of grants received paid in royalties	100.00%
Proceeds from grants received	$ 36,685
Accumulated interest, grants	12,010
Accumulated royalties paid	10,569
Total commitment with respect to royalty-bearing participation received, net of royalties paid	$ 38,126